Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Provision for income taxes	$ 100,000	$ 0
Net operating loss carryforwards			$ 7,989,000	$ 5,750,000
Valuation allowance			10,062,000	7,793,000	$ 5,980,000
Income tax penalties and interest expense
Unrecognized tax benefits impact			100,000	100,000
Unrecognized tax benefits			1,364,000	1,101,000	$ 707,000
Net capitalized R&D expenditures			7,900,000	8,500,000
U.S. Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			30,400,000	21,200,000
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			23,000,000	19,200,000
Valuation allowance			2,300,000	1,800,000
Foreign [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			5,100,000	4,300,000
Foreign [Member] | Italy [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			100,000	100,000
Foreign [Member] | United Kingdom [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			$ 5,000,000	$ 4,200,000